Filed pursuant to Rule 497(e)
File Nos. 2-98772 and 811-04347
GMO TRUST
Supplement dated September 24, 2009 to
GMO Trust Prospectus dated June 30, 2009, as amended on September 14, 2009
Emerging Country Debt Fund
Redemptions of Shares
Due to improved liquidity in fixed income markets, beginning October 1, 2009, Emerging Country Debt Fund ordinarily expects to pay redemption requests in cash rather than with portfolio securities. As noted on page 106 of the Prospectus, the Fund may take up to seven days to remit redemption proceeds.
As with all GMO Funds, if GMO determines, in its sole discretion, that paying redemption proceeds wholly or partly in cash would be detrimental to the best interests of the Fund’s remaining shareholders, the Fund may pay the redemption proceeds in whole or in part with securities instead of cash. In particular, if market conditions deteriorate and GMO believes the Fund’s redemption fee is not fair compensation for transaction costs, the Fund may limit cash redemptions (honoring redemptions with portfolio securities) in order to protect the interests of all Fund shareholders.

Filed pursuant to Rule 497(e)
File Nos. 2-98772 and 811-04347
GMO TRUST
Amended and Restated Supplement dated September 24, 2009 to
GMO Trust Prospectus dated June 30, 2009
Redemptions of Shares
Due to improved liquidity in fixed income markets, beginning September 14, 2009, all of the Fixed Income Funds except for Emerging Country Debt Fund, and beginning October 1, 2009, Emerging Country Debt Fund, ordinarily expect to pay redemption requests in cash rather than with portfolio securities. As noted on page 106 of the Prospectus, a Fund may take up to seven days to remit redemption proceeds.
As with all GMO Funds, if GMO determines, in its sole discretion, that paying redemption proceeds wholly or partly in cash would be detrimental to the best interests of a Fund’s remaining shareholders, a Fund may pay the redemption proceeds in whole or in part with securities instead of cash. In particular, if market conditions deteriorate and GMO believes a Fund’s redemption fee (if any) is not fair compensation for transaction costs, a Fund may limit cash redemptions (honoring redemptions with portfolio securities) in order to protect the interests of all Fund shareholders.
Redemption Fees
Fixed Income Funds
Effective September 14, 2009, the redemption fee applicable to each of the following Funds has been eliminated:
•	GMO Core Plus Bond Fund
•	GMO International Bond Fund
•	GMO Currency Hedged International Bond Fund
•	GMO Global Bond Fund
•	GMO Short-Duration Investment Fund
•	GMO Short-Duration Collateral Share Fund
•	GMO Inflation Indexed Plus Bond Fund
•	GMO World Opportunity Overlay Share Fund
As with all GMO Funds, the above Funds may impose a new redemption fee or modify an existing fee at any time.
In connection with these changes, the Funds’ Prospectus dated June 30, 2009 is modified as follows:
All references to redemption fees in the “Fees and expenses” section of the above Funds’ summaries are deleted. In addition, in the “Example” section in each of the above Funds’ summaries, the expense examples under the heading “If you sell your shares” are deleted and the expense examples under the heading “If you do not sell your shares” are applicable whether or not you redeem your shares at the end of the stated periods.
Asset Allocation Funds
Effective September 14, 2009, the purchase premiums and redemption fees for certain Asset Allocation Funds have been changed as set forth in the table below, and references to the purchase premium and redemption fee for each Fund under the “Shareholder fees” caption in the “Fees and expenses” section of the Funds’ summaries are modified as follows:

	Purchase premium	Redemption fee
	(as a percentage of	(as a percentage of
	amount invested)	amount redeemed)
GMO U.S. Equity Allocation Fund	0.00%	0.00%
GMO International Opportunities Equity Allocation Fund	0.00%	0.00%
GMO Global Equity Allocation Fund	0.11%	0.11%
GMO World Opportunities Equity Allocation Fund	0.00%	0.00%
GMO Global Balanced Asset Allocation Fund	0.07%	0.08%
GMO Strategic Opportunities Allocation Fund	0.00%	0.00%
GMO Benchmark-Free Allocation Fund	0.09%	0.12%

In connection with these changes, the Funds’ Prospectus dated June 30, 2009 is further modified as follows:
In the “Example” section of the above Funds’ summaries, the expense examples under the headings “If you sell your shares” and “If you do not sell your shares” are deleted and replaced with the following:
GMO U.S. Equity Allocation Fund

	If you sell your shares				If you do not sell your shares
	1 Year**	3 Years	5 Years	10 Years	1 Year**	3 Years	5 Years	10 Years
Class III	$39	$148	$268	$617	$39	$148	$268	$617

**	After reimbursement
GMO International Opportunities Equity Allocation Fund

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$68	$230	$405	$912	$68	$230	$405	$912

*	After reimbursement
GMO Global Equity Allocation Fund

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$84	$235	$399	$877	$72	$222	$386	$860

*	After reimbursement
GMO World Opportunities Equity Allocation Fund

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$58	$193	$341	$769	$58	$193	$341	$769

*	After reimbursement
GMO Global Balanced Asset Allocation Fund

	If you sell your shares				If you do not sell your shares
	1 Year**	3 Years	5 Years	10 Years	1 Year**	3 Years	5 Years	10 Years
Class III	$77	$234	$405	$902	$68	$225	$395	$890

**	After reimbursement
GMO Strategic Opportunities Allocation Fund

	If you sell your shares				If you do not sell your shares
	1 Year**	3 Years	5 Years	10 Years	1 Year**	3 Years	5 Years	10 Years
Class III	$58	$204	$363	$825	$58	$204	$363	$825

**	After reimbursement
GMO Benchmark-Free Allocation Fund

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$96	$297	$514	$1,140	$83	$283	$499	$1,122

*	After reimbursement

All Funds
Effective September 14, 2009, the section captioned “Purchase Premiums and Redemption Fees” on page 108 of the Prospectus dated June 30, 2009 is replaced in its entirety with the following:
Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption by allocating those estimated costs to the purchasing or redeeming shareholder. Each of the Asset Allocation Funds charges purchase premiums and redemption fees based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which it invests, provided that, if that weighted average is less than 0.05%, the Asset Allocation Fund generally will not charge a purchase premium or redemption fee. A Fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time. The Funds listed below currently charge purchase premiums and/or redemption fees. Please refer to the “Shareholder Fees” table under the caption “Fees and expenses” for each Fund for details regarding the purchase premium and/or redemption fee charged by that Fund.
•	U.S. Small/Mid Cap Value Fund
•	U.S. Small/Mid Cap Growth Fund
•	Developed World Stock Fund
•	Foreign Small Companies Fund
•	International Small Companies Fund
•	Emerging Markets Fund
•	Emerging Country Debt Fund
•	All Asset Allocation Funds
Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).
Waiver of Purchase Premiums/Redemption Fees
If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into Funds when placing orders for the cash purchase or redemption of Fund shares by Asset Allocation Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, Asset Allocation Funds and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds’ purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the Funds. All or a portion of the purchase premiums and/or redemption fees for the Asset Allocation Funds may be waived at the Manager’s discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premium and/or redemption fee imposed by the Asset Allocation Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund’s shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder’s securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received.

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